S-K 1603(a)(7) Sponsor Controlling Persons	Mar. 24, 2026
Eduardo Tamraz [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	Eduardo Tamraz
KPThree [Member]
SPAC Sponsor Controlling Person [Line Items]
SPAC Sponsor Controlling Person Name	KPThree